Segment information	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment information
Segment information

Operating segments

The Company’s fleet is regarded as one single global segment, and is reviewed by the Chief Operating Decision Maker as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.

A breakdown of the Company’s contract revenues by customer for the three and six months ended June 30, 2015 and 2014 are follows:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

BP	45.3%	41.3%	48.0%	39.1%
ExxonMobil*	28.2%	27.7%	26.0%	22.8%
Tullow	14.4%	17.0%	14.0%	18.8%
Chevron	12.1%	14.0%	12.0%	15.6%
Total	—%	—%	—%	3.7%
Total	100.0%	100.0%	100.0%	100.0%

* The ExxonMobil drilling contract for the West Aquarius was assigned to Hibernia Management and Development Co. Ltd. which is a consortium majority owned by ExxonMobil.

Geographic Data

Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

United States	$197.9	$144.0	$397.3	$238.2
Nigeria	63.6	56.5	126.7	110.8
Ghana	58.6	60.5	114.8	115.7
Canada	45.1	37.5	80.1	57.1
Thailand	26.6	25.1	52.2	52.7
Angola	20.1	22.7	41.5	45.1
Other	5.3	—	5.3	2.0
Total	$417.2	$346.3	$817.9	$621.6

As of June 30, 2015 and December 31, 2014 the drilling units were located as follows:

Fixed Assets – Drilling units (1)

(In US$ millions)	June 30, 2015	December 31, 2014

United States	$2,969.5	$3,024.3
Nigeria	1,094.4	525.4
Ghana	600.1	608.4
Canada	530.0	539.3
Thailand	256.4	261.2
Angola	178.8	182.5
Total	$5,629.2	$5,141.1

(1)	The fixed assets referred to in the table above include eleven drilling units at June 30, 2015 and ten drilling units at December 31, 2014.

Asset location at the end of the period is not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during the period.